ASSET ACQUISITION (Details Narrative) - USD ($)	Nov. 09, 2021	Nov. 09, 2021	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
Amount received	$ 15,000,000	$ 15,000,000
Intangible assets	$ 178,000
Useful life asset	21 years
Amortization	$ 8,476
Cash consideration paid	$ 39,500,000	$ 39,500,000
Interest on royalty,percentage	8.00%
Common stock value per share			$ 0.001	$ 0.001	$ 0.001
Common stock value			$ 20,020	$ 188	$ 187
Common stock shares issued	555,556	555,556	20,020,239	188,616	187,194
Debt discount	$ 55,556
Mioxal [Member]
Useful life asset	24 years
Amortization	$ 3,385,409
S T Bio Sciences Ltd [Member]
Cash consideration paid	$ 350,000	$ 350,000
Common stock value per share	$ 2.05	$ 2.05
Common stock value	$ 40,654,827	$ 40,654,827
Common stock shares issued	19,831,623	19,831,623
Debt discount	$ 500,000	$ 55,556
Common Stock fully diluted aggregate fair value	$ 41,004,827	41,004,827
Shares acquired	19,831,623
S T Bio Sciences Ltd [Member] | Tranche One [Member]
Amount received	$ 4,000,000	4,000,000
S T Bio Sciences Ltd [Member] | Tranche Two [Member]
Amount received	5,000,000	5,000,000
S T Bio Sciences Ltd [Member] | Tranche Three [Member] | September 10, 2024 [Member]
Amount received	6,000,000	6,000,000
Ingenius Biotech [Member]
Current and long-term liabilities	39,500,000	39,500,000
Ingenius Biotech [Member] | January 15, 2022 [Member]
Asset acquisition first installment	1,500,000	1,500,000
Asset acquisition thereafter	3,500,000	3,500,000
Asset acquisition aggregate amount	24,500,000	24,500,000
Additional liabilities assumed	423,000	423,000
Ingenius Biotech [Member] | April 15, 2022 [Member]
Asset acquisition second installment	$ 1,500,000	$ 1,500,000